Significant Accounting Policies	3 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies

3. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied in these interim condensed consolidated financial statements are predominantly the same as those applied by the Company in its consolidated financial statements for the fiscal year ended September 30, 2025. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Change in accounting policy

During the second quarter of fiscal year 2025, the Company elected to change its accounting policy for the accounting of the cancellation of ordinary shares, which was previously recognized as a reduction to Shareholder's equity in the Treasury shares component of equity. The Company believes that recognizing the cancellation of shares as a reduction to the Share premium component of equity better reflects the economics of the share repurchase transaction (see Note 10 - Equity) as it offsets the initial proceeds. As a result, the Company retrospectively applied the change in accounting policy and reclassified €355.8 million from Treasury shares to Share premium for the three months ended December 31, 2024 in these interim condensed consolidated financial statements. As this only results in a change in presentation, there is no impact to the Company's profit/loss or its basic and diluted earnings per share for the three months ended December 31, 2024.

New and amended standards and interpretations adopted by the Company

The following amended standard became effective for the Company’s fiscal year beginning on October 1, 2025, but did not have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).

New and amended standards and interpretations issued but not yet effective

The following standard amendments will be effective for the Company's fiscal year beginning October 1, 2026, or thereafter, and are not expected to have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
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Annual Improvements to IFRS Accounting Standards – Volume 11 (effective for annual periods beginning on or after January 1, 2026)
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IFRS 19 – Subsidiaries without Public Accountability: Disclosures and amendments (effective for reporting periods beginning on or after January 1, 2027).
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Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency (effective for reporting periods beginning on or after January 1, 2027).

The Company is currently assessing the potential impact of the following standards:

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Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity (effective for annual periods beginning on or after January 1, 2026).
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IFRS 18 – Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027).